SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of reconciliation of cash and restricted cash
The following table provides a reconciliation of cash and restricted cash reported within the consolidated statement of balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows for the years ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Cash	$334,910	$620,910
Restricted cash – non-current	237,197	152,434
Total cash and restricted cash	$572,107	$773,344

Schedule of estimated useful lives
Property, plant and equipment are stated at cost less accumulated depreciation and amortization. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Schedule of foreign currency translation
The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	C$1=US$ 0.6955	C$1=US$ 0.7386	C$1=US$ 0.7389
Average rate for the year	C$1=US$ 0.7189	C$1=US$ 0.7416	C$1=US$ 0.7565

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	RMB1=US$ 0.1378	RMB1=US$ 0.1385	RMB1=US$ 0.1456
Average rate for the year	RMB1=US$ 0.1385	RMB1=US$ 0.1395	RMB1=US$ 0.1414